CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parenthetical
Allowance for doubtful accounts	$ 34,713	$ 1,500	$ 0
Accumulated depreciation of property and equipment	(125,452)	(81,500)	26,655
Debt discount on notes payable	$ 1,350,162	$ 0
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	99,784,982	82,978,804	55,487,321
Common stock, shares outstanding	99,784,982	82,978,804	55,487,321